Risk and Uncertainties - Additional Information (Details) - EBP 001 [Member]	Dec. 31, 2025 USD ($)
EBP, Risk and Uncertainty [Line Items]
EBP, Risk and uncertainty, concentration of investment at fair value to net assets, amount	$ 7,031,588
EBP, Risk and uncertainty, concentration of investment at fair value to net assets, percentage	3.00%
EBP, Risk and uncertainty concentration of investment at fair value to net assets number of funds	32